Stockholders' (Deficit) Equity and Stock-Based Compensation - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' (Deficit) Equity and Stock-Based Compensation [Abstract]
Beginning balance (in shares)	3,220,000
Granted (in shares)		3,220,000
Exercised	(2,200)
Redeemed	(3,217,800)
Ending balance (in shares)		3,220,000
Beginning balance (in dollars per share)	$ 5.50
Granted (in dollars per share)		$ 5.50
Exercised (in dollars per share)	5.50
Redeemed	$ 5.50
Ending balance (in dollars per share)		$ 5.50
Granted		4 years 4 months 17 days
Class of Warrant or Right, Weighted Average Remaining Contractual Term, Outstanding		4 years 1 month 17 days